Condensed Consolidated and Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income before allocation to noncontrolling interests	$ 140	$ 112	$ 436		$ 248	[1],[2]	$ 111	[1],[2]
Other comprehensive income, net of taxes and reclassification adjustments:
Foreign currency translation adjustments, net	16	34	(93)	[3]	4	[2],[3]	(121)	[2],[3]
Benefit plans: Actuarial gains/(losses), net	(2)	0	1	[3]	5	[2],[3]	(8)	[2],[3]
Total other comprehensive income, net of tax	14	34	(92)		9	[2]	(129)	[2]
Comprehensive income before allocation to noncontrolling interests	154	146	344		257	[2]	(18)	[2]
Less: Comprehensive income attributable to noncontrolling interests	0	1	0		3	[2]	1	[2]
Comprehensive income attributable to Zoetis Inc.	$ 154	$ 145	$ 344		$ 254	[2]	$ (19)	[2]

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	Presented net of reclassification adjustments and tax impacts, which are not significant in any period presented. Reclassification adjustments are generally reclassified into Cost of sales, Selling, general and administrative expenses, and/or Research and development expenses, as appropriate, in the combined statements of income.